Investment securities	6 Months Ended
Jun. 30, 2014
Investment securities
14 Investment securities

end of	6M14	2013
Investment securities (CHF million)
Securities available-for-sale	2,028	1,627
Total investment securities	2,028	1,627

Investment securities by type

	6M14				2013
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
6M14 (CHF million)
Debt securities issued by foreign governments	1,544	40	0	1,584	1,136	29	1	1,164
Corporate debt securities	279	0	0	279	262	0	0	262
Collateralized debt obligations	59	0	0	59	100	0	0	100
Debt securities available-for-sale	1,882	40	0	1,922	1,498	29	1	1,526
Banks, trust and insurance companies	74	22	0	96	74	18	0	92
Industry and all other	10	0	0	10	9	0	0	9
Equity securities available-for-sale	84	22	0	106	83	18	0	101
Securities available-for-sale	1,966	62	0	2,028	1,581	47	1	1,627

Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2013 (CHF million)
Debt securities issued by foreign governments	89	1	0	0	89	1
Debt securities available-for-sale	89	1	0	0	89	1

There were no unrealized losses on investment securities in 6M14. No significant impairment was recorded as the Bank does not intend to sell the investments, nor is it more likely than not that the Bank will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M14		6M13
in	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	41	7	27	9

Amortized cost, fair value and average yield of debt securities

	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
6M14 (CHF million)
Due within 1 year	401	402	1.03
Due from 1 to 5 years	1,001	1,031	2.41
Due from 5 to 10 years	480	489	1.32
Total debt securities	1,882	1,922	1.84